UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004

Vanguard New York Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.1%)
Albany County NY GO	5.00%	10/1/2012 (3)	$4,400	$4,937
Albany NY GO	7.00%	1/15/2005 (2)	20	20
Battery Park City NY Auth. Rev.	5.50%	11/1/2006 (2)(Prere.)	11,750	12,909
Battery Park City NY Auth. Rev.	5.25%	11/1/2015	12,520	14,047
Broome County NY Public Safety Fac. Project COP	5.25%	4/1/2015 (1)(ETM)	2,665	2,725
Broome County NY Public Safety Fac. Project COP	5.25%	4/1/2015 (1)	335	343
Buffalo & Erie Counties NY Toll Bridge Auth. Rev.	6.00%	1/1/2015 (1)	4,500	4,609
Buffalo NY GO	5.125%	2/1/2012 (2)	1,870	2,058
Buffalo NY GO	5.125%	2/1/2013 (2)	2,945	3,241
Erie County NY Water Auth. Rev.	6.00%	12/1/2008 (2)(ETM)	1,600	1,760
Hempstead NY GO	5.50%	8/1/2005 (3)(Prere.)	190	201
Hempstead NY GO	5.625%	2/1/2006 (3)(Prere.)	270	290
Hempstead NY GO	5.625%	2/1/2006 (3)(Prere.)	210	226
Hempstead NY GO	5.50%	8/1/2011 (3)	2,260	2,388
Hempstead NY GO	5.625%	2/1/2012 (3)	1,220	1,307
Hempstead NY GO	5.625%	2/1/2013 (3)	960	1,028
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.25%	7/1/2017	2,360	2,539
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.25%	7/1/2019	3,200	3,412
Huntington NY GO	6.70%	2/1/2011 (3)	310	373
Long Island NY Power Auth. Electric System Rev.	0.00%	6/1/2011 (4)	16,690	13,327
Long Island NY Power Auth. Electric System Rev.	5.50%	12/1/2011 (2)	5,000	5,724
Long Island NY Power Auth. Electric System Rev.	5.25%	6/1/2013	15,690	17,289
Long Island NY Power Auth. Electric System Rev.	0.00%	6/1/2014 (4)	5,000	3,446
Long Island NY Power Auth. Electric System Rev.	0.00%	6/1/2019 (4)	2,460	1,296
Long Island NY Power Auth. Electric System Rev.	0.00%	6/1/2021 (4)	13,355	6,265
Long Island NY Power Auth. Electric System Rev.	0.00%	6/1/2023 (4)	35,500	14,830
Long Island NY Power Auth. Electric System Rev.	0.00%	6/1/2024 (4)	21,830	8,588
Long Island NY Power Auth. Electric System Rev.	0.00%	6/1/2027 (4)	23,905	7,772
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.125%	7/1/2009 (3)(Prere.)	3,000	3,343
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.30%	7/1/2009 (3)(Prere.)	17,475	19,613
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.50%	7/1/2011 (Prere.)	6,280	7,214
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.50%	7/1/2013 (2)(Prere.)	6,585	7,621
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.25%	10/1/2010 (1)(Prere.)	7,900	8,933
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.25%	10/1/2010 (1)(Prere.)	34,060	38,514
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.00%	4/1/2020 (1)(ETM)	32,500	39,354
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.00%	7/1/2009 (2)(ETM)	9,050	10,365
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.00%	1/1/2012 (2)(Prere.)	5,000	5,577
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2014 (2)	8,000	9,281
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2016 (2)	28,075	31,600
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2016 (1)	4,000	4,502
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2017 (2)*	35,000	39,536
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2017 (1)	5,000	5,648
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2019 (1)	6,000	6,740
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2020 (1)	7,000	7,816
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	1.33%	9/8/2004 (4)	24,100	24,100
Nassau County NY Combined Sewer Dist. GO	6.20%	5/15/2007 (1)	840	848
Nassau County NY Combined Sewer Dist. GO	6.20%	5/15/2008 (1)	835	843
Nassau County NY Combined Sewer Dist. GO	6.25%	5/15/2009 (1)	825	833
Nassau County NY Combined Sewer Dist. GO	5.00%	5/1/2010 (3)	2,875	3,179
Nassau County NY Combined Sewer Dist. GO	6.25%	5/15/2010 (1)	820	828
Nassau County NY Combined Sewer Dist. GO	5.00%	5/1/2011 (3)	1,770	1,963
Nassau County NY GO	5.25%	6/1/2011 (2)	3,670	4,077
Nassau County NY GO	5.25%	6/1/2012 (2)	4,670	5,200
Nassau County NY GO	5.25%	6/1/2013 (2)	6,905	7,689
Nassau County NY GO	5.25%	6/1/2014 (2)	6,585	7,332
Nassau County NY Interim Finance Auth. VRDO	1.33%	9/8/2004 (4)	3,635	3,635
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.70%	4/1/2007 (1)(Prere.)	12,730	14,044
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.60%	4/1/2018 (1)	2,635	2,866
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.65%	4/1/2022 (1)	5,000	5,408
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.40%	1/1/2006 (2)(ETM)	85	89
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.50%	1/1/2007 (2)(ETM)	35	38
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.50%	1/1/2016 (2)	2,000	2,179
New York City NY GO	5.75%	5/15/2011 (4)	4,540	5,175
New York City NY GO	5.75%	8/1/2011 (1)	15,750	17,989
New York City NY GO	5.875%	5/15/2012 (4)	4,670	5,371
New York City NY GO	5.125%	8/1/2013 (4)	19,025	21,026
New York City NY GO	5.375%	8/1/2013 (3)	8,295	9,158
New York City NY GO	5.20%	8/1/2014 (4)	5,000	5,502
New York City NY GO	5.25%	3/15/2016 (2)	5,000	5,458
New York City NY GO	5.75%	3/15/2027 (4)	5,000	5,540
New York City NY GO VRDO	1.30%	9/8/2004 LOC	3,000	3,000
New York City NY IDA (USTA National Tennis Center)	6.375%	11/15/2014 (4)(Prere.)	2,000	2,061
New York City NY IDA Civic Fac. Rev. (USTA National Tennis Center)	5.00%	11/15/2011 (4)	9,415	10,487
New York City NY IDA Civic Fac. Rev. (USTA National Tennis Center)	5.00%	11/15/2012 (4)	9,960	11,058
New York City NY IDA Civic Fac. Rev. (USTA National Tennis Center)	5.00%	11/15/2013 (4)	4,435	4,932
New York City NY IDA Civic Fac. Rev. (USTA National Tennis Center)_	5.00%	11/15/2014 (4)	2,520	2,808
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.875%	6/15/2012 (2)	18,500	21,616
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.875%	6/15/2013 (2)	20,000	23,520
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	0.00%	6/15/2017	10,000	5,833
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/2017	25,015	27,560
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	0.00%	6/15/2018	10,000	5,524
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/2018	25,095	27,542
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	0.00%	6/15/2021	4,490	2,092
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.50%	6/15/2027 (1)	23,955	25,615
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.75%	6/15/2029 (1)	15,000	16,222
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.75%	6/15/2031 (3)	30,650	33,779
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.30%	9/1/2004 (3)	500	500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.32%	9/1/2004 (3)	9,500	9,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.33%	9/1/2004 (3)	1,500	1,500
New York City NY Transitional Finance Auth. Rev.	5.50%	5/1/2009 (Prere.)	15	17
New York City NY Transitional Finance Auth. Rev.	5.50%	5/1/2009 (Prere.)	1,325	1,505
New York City NY Transitional Finance Auth. Rev.	5.75%	8/15/2009 (Prere.)	5,000	5,766
New York City NY Transitional Finance Auth. Rev.	5.75%	5/15/2010 (Prere.)	930	1,079
New York City NY Transitional Finance Auth. Rev.	5.50%	2/1/2011 (Prere.)	2,265	2,604
New York City NY Transitional Finance Auth. Rev.	5.50%	2/1/2011 (Prere.)	1,150	1,322
New York City NY Transitional Finance Auth. Rev.	5.50%	2/1/2011 (Prere.)	2,955	3,397
New York City NY Transitional Finance Auth. Rev.	5.50%	2/1/2012	2,805	3,168
New York City NY Transitional Finance Auth. Rev.	5.25%	5/1/2013	12,270	13,656
New York City NY Transitional Finance Auth. Rev.	5.50%	2/1/2014	9,735	10,993
New York City NY Transitional Finance Auth. Rev.	5.25%	5/1/2014	17,720	19,579
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2015	7,310	8,039
New York City NY Transitional Finance Auth. Rev.	5.50%	2/1/2015	3,850	4,261
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/2015	9,395	10,380
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2016	8,415	9,234
New York City NY Transitional Finance Auth. Rev.	5.50%	2/1/2016	11,045	12,198
New York City NY Transitional Finance Auth. Rev.	5.50%	2/15/2016	2,735	3,036
New York City NY Transitional Finance Auth. Rev.	5.75%	11/15/2020	9,070	10,216
New York City NY Transitional Finance Auth. Rev.	5.50%	5/1/2025	1,660	1,784
New York City NY Transitional Finance Auth. Rev. VRDO	1.30%	9/1/2004	1,450	1,450
New York City NY Transitional Finance Auth. Rev. VRDO	1.33%	9/1/2004	1,650	1,650
New York City NY Transitional Finance Auth. Rev. VRDO	1.36%	9/1/2004	1,000	1,000
New York City NY Transitional Finance Auth. Rev. VRDO	1.32%	9/8/2004	4,000	4,000
New York State Dormitory Auth. Rev.	5.50%	7/1/2006 (1)(Prere.)	2,245	2,443
New York State Dormitory Auth. Rev.	5.50%	7/1/2025 (1)	1,625	1,730
New York State Dormitory Auth. Rev. (Barnard College)	5.25%	7/1/2026 (2)	4,370	4,493
New York State Dormitory Auth. Rev. (Catholic Health)	5.50%	7/1/2022 (1)	10,000	10,933
New York State Dormitory Auth. Rev. (City Univ.)	5.50%	7/1/2006 (2)(Prere.)	11,360	12,360
New York State Dormitory Auth. Rev. (City Univ.)	5.75%	7/1/2011 (3)	5,950	6,890
New York State Dormitory Auth. Rev. (City Univ.)	5.75%	7/1/2015 (3)	2,215	2,510
New York State Dormitory Auth. Rev. (City Univ.)	5.75%	7/1/2015 (3)	31,620	35,824
New York State Dormitory Auth. Rev. (City Univ.)	5.50%	7/1/2016 (2)	4,640	5,007
New York State Dormitory Auth. Rev. (City Univ.)	5.75%	7/1/2016 (3)	7,255	8,207
New York State Dormitory Auth. Rev. (City Univ.)	5.75%	7/1/2016 (3)	4,475	5,062
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2019	4,900	5,386
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2019	5,100	5,563
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2021	6,990	7,576
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2022	7,345	7,912
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2023	7,575	8,103
New York State Dormitory Auth. Rev. (Court Fac.)	5.75%	5/15/2023 (2)	21,370	23,998
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.20%	7/1/2015 (2)	710	713
New York State Dormitory Auth. Rev. (Lenox Hill Hosp. Obligation Group)	5.375%	7/1/2020	2,400	2,510
New York State Dormitory Auth. Rev. (Mental Health Services)	5.375%	2/15/2006 (1)(Prere.)	7,230	7,759
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2013 (4)	2,475	2,810
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2014 (4)	2,625	2,930
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2015 (4)	2,785	3,098
New York State Dormitory Auth. Rev. (Mental Health Services)	5.375%	2/15/2026 (1)	270	278
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.32%	9/8/2004 (4)	18,000	18,000
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.33%	9/8/2004 (4)	8,000	8,000
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.33%	9/8/2004 (1)	1,800	1,800
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.34%	9/8/2004 (1)	800	800
New York State Dormitory Auth. Rev. (Montefiore Medical Center)	5.25%	2/1/2015 (2)	42,750	45,978
New York State Dormitory Auth. Rev. (New School for Social Research)	5.625%	7/1/2016 (1)	2,260	2,499
New York State Dormitory Auth. Rev. (New York Univ.)	5.50%	7/1/2016 (2)	1,925	2,234
New York State Dormitory Auth. Rev. (New York Univ.)	5.75%	7/1/2016 (1)	3,500	4,160
New York State Dormitory Auth. Rev. (New York Univ.)	5.50%	7/1/2031 (2)	8,910	10,101
New York State Dormitory Auth. Rev. (New York Univ.)	5.50%	7/1/2040 (2)	20,330	23,231
New York State Dormitory Auth. Rev. (Pace)	5.625%	7/1/2017 (1)	11,185	12,353
New York State Dormitory Auth. Rev. (Queens Hosp.)	5.45%	8/15/2019 (2)	4,925	5,284
New York State Dormitory Auth. Rev. (Rochester Institute of Technology)	5.30%	7/1/2017 (1)	6,275	6,789
New York State Dormitory Auth. Rev. (Rochester Institute of Technology)	5.25%	7/1/2022 (1)	3,000	3,209
New York State Dormitory Auth. Rev. (Rockefeller Univ.)	5.00%	7/1/2018	2,805	2,987
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.75%	7/1/2019 (1)	15,900	18,813
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.75%	7/1/2020 (1)	5,500	6,514
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.00%	7/1/2022 (1)	5,500	5,735
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.50%	7/1/2023 (1)	14,000	15,977
New York State Dormitory Auth. Rev. (St. John's Univ.)	5.25%	7/1/2020 (1)	15,170	16,366
New York State Dormitory Auth. Rev. (St. John's Univ.)	5.70%	7/1/2026 (1)	14,370	15,414
New York State Dormitory Auth. Rev. (St. Joseph's Hosp.)	5.25%	7/1/2018 (1)	6,700	7,042
New York State Dormitory Auth. Rev. (St. Vincent Hosp. Medical Center)	5.80%	8/1/2025 (2)	4,250	4,467
New York State Dormitory Auth. Rev. (State Univ.)	6.00%	7/1/2009 (2)	1,590	1,825
New York State Dormitory Auth. Rev. (State Univ.)	6.00%	5/15/2012 (1)	16,160	18,708
New York State Dormitory Auth. Rev. (State Univ.)	5.375%	7/1/2012 (Prere.)	5,315	6,086
New York State Dormitory Auth. Rev. (State Univ.)	5.375%	7/1/2012 (Prere.)	4,720	5,405
New York State Dormitory Auth. Rev. (State Univ.)	6.00%	5/15/2013 (1)	27,285	31,587
New York State Dormitory Auth. Rev. (State Univ.)	6.00%	5/15/2014 (1)	10,660	12,341
New York State Dormitory Auth. Rev. (State Univ.)	5.25%	5/15/2015 (4)	6,500	7,340
New York State Dormitory Auth. Rev. (State Univ.)	6.00%	5/15/2015 (1)	12,500	14,387
New York State Dormitory Auth. Rev. (State Univ.)	6.00%	5/15/2016 (1)	5,000	5,755
New York State Dormitory Auth. Rev. (State Univ.)	5.75%	5/15/2017 (4)	3,750	4,448
New York State Dormitory Auth. Rev. (The New York & Presbyterian Hosp.)	5.50%	2/1/2010 (2)	6,330	7,105
New York State Dormitory Auth. Rev. (Univ. of Rochester)	5.00%	7/1/2017 (1)	2,000	2,146
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.25%	7/1/2012 (2)	6,170	6,858
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.00%	7/1/2015 (2)	3,000	3,229
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.00%	7/1/2016 (2)	1,250	1,345
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.25%	7/1/2017 (4)	8,025	8,496
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.375%	7/1/2025 (4)	7,000	7,304
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.25%	7/1/2019 (2)	2,425	2,682
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.25%	7/1/2021 (2)	1,750	1,911
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.25%	7/1/2022 (2)	3,425	3,721
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.25%	7/1/2023 (2)	3,610	3,891
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.25%	7/1/2024 (2)	3,305	3,543
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/2015	7,650	8,543
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.25%	6/15/2016	3,095	3,417
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/2016	6,000	6,696
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.25%	6/15/2018	10,000	10,927
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.25%	6/15/2019	36,610	39,875
New York State Local Govt. Assistance Corp.	5.00%	4/1/2013 (4)	6,395	7,116
New York State Local Govt. Assistance Corp.	5.25%	4/1/2015 (2)	8,000	8,598
New York State Local Govt. Assistance Corp.	5.50%	4/1/2017	12,905	14,804
New York State Local Govt. Assistance Corp. VRDO	1.32%	9/8/2004 LOC	3,000	3,000
New York State Local Govt. Assistance Corp. VRDO	1.32%	9/8/2004 LOC	4,985	4,985
New York State Medical Care Fac. Finance Agency Rev. (Mental Health Services)	6.00%	2/15/2005 (1)(Prere.)	150	156
New York State Thruway Auth. Rev.	5.25%	1/1/2014	5,560	6,063
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.75%	4/1/2010 (3)(Prere.)	5,575	6,458
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.75%	4/1/2013 (3)	5,870	6,701
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.25%	4/1/2014 (1)	7,500	8,341
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.50%	4/1/2014 (2)	32,875	37,384
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.50%	4/1/2014 (3)	2,500	2,843
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.75%	4/1/2014 (3)	3,000	3,425
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.50%	4/1/2015 (3)	2,000	2,228
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.75%	4/1/2015 (3)	2,500	2,838
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.50%	4/1/2016 (3)	3,000	3,335
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.75%	4/1/2016 (3)	2,080	2,357
New York State Thruway Auth. Rev. (Service Contract)	5.25%	4/1/2007 (Prere.)	1,300	1,432
New York State Thruway Auth. Rev. (Service Contract)	5.75%	4/1/2009 (1)(Prere.)	4,000	4,580
New York State Thruway Auth. Rev. (Service Contract)	5.25%	4/1/2015	6,775	7,249
New York State Urban Dev. Corp. Rev. (Community Enhancement Fac.)	5.125%	4/1/2015 (2)	5,500	5,946
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.00%	1/1/2009 (2)(Prere.)	2,500	2,875
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.00%	1/1/2009 (2)(Prere.)	3,000	3,450
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.00%	1/1/2009 (2)(Prere.)	4,110	4,727
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.00%	1/1/2009 (2)(Prere.)	5,000	5,750
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.75%	1/1/2011 (4)(Prere.)	6,380	7,365
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.50%	4/1/2016 (1)	13,350	14,311
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.55%	11/15/2013	12,500	13,067
Niagara Falls NY Bridge Comm. Rev.	5.25%	10/1/2015 (3)	5,000	5,585
Niagara Falls NY Bridge Comm. Rev.	6.25%	10/1/2020 (3)	8,685	10,856
Niagara Falls NY Bridge Comm. Rev.	6.25%	10/1/2021 (3)	9,230	11,533
North Hempstead NY GO	6.40%	4/1/2010 (3)	1,500	1,765
North Hempstead NY GO	6.40%	4/1/2011 (3)	2,075	2,471
North Hempstead NY Solid Waste Auth.	5.00%	2/1/2012 (1)	115	118
Onondaga County NY Public Improvements	5.875%	2/15/2008 (ETM)	1,250	1,399
Onondaga County NY Public Improvements	5.875%	2/15/2008	1,225	1,368
Port Auth. of New York & New Jersey Rev.	5.50%	12/15/2016 (2)	4,190	4,657
Port Auth. of New York & New Jersey Rev.	5.50%	12/15/2017 (2)	4,600	5,095
Port Auth. of New York & New Jersey Rev.	5.50%	12/15/2018 (2)	4,620	5,087
Suffolk County NY GO	5.25%	5/1/2016 (4)	3,315	3,758
Suffolk County NY GO	5.25%	5/1/2017 (4)	9,780	11,089
Suffolk County NY Water Auth. Rev.	5.25%	6/1/2010 (2)(ETM)	3,790	4,269
Suffolk County NY Water Auth. Rev.	5.25%	6/1/2011 (2)(ETM)	2,380	2,692
Suffolk County NY Water Auth. Rev.	5.25%	6/1/2012 (2)(ETM)	4,290	4,872
Suffolk County NY Water Auth. Rev.	5.75%	6/1/2013 (2)(ETM)	7,340	8,334
Suffolk County NY Water Auth. Rev.	5.25%	6/1/2017 (2)(ETM)	1,695	1,934
Triborough Bridge & Tunnel Auth. New York Rev.	6.75%	1/1/2009 (2)(ETM)	3,000	3,403
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	1/1/2014	3,000	3,329
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	1/1/2015	2,930	3,215
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	1/1/2016	2,500	2,733
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	11/15/2017	16,770	18,395
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	1/1/2018	2,330	2,523
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	11/15/2018	30,285	33,042
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	11/15/2019	43,025	46,784
Triborough Bridge & Tunnel Auth. New York Rev.	5.50%	11/15/2021 (1)	11,370	13,228
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.29%	9/8/2004 (4)	1,200	1,200
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.31%	9/8/2004	8,300	8,300
Outside New York:
Puerto Rico Electric Power Auth. Rev.	5.25%	7/1/2015 (1)	5,000	5,517
Puerto Rico Electric Power Auth. Rev.	5.25%	7/1/2015 (1)	7,000	8,021
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/2016 (1)	16,345	18,373
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/2018 (1)	6,250	6,976
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/2019 (1)	6,500	7,231
Puerto Rico GO	5.50%	7/1/2013 (3)	6,000	6,954
Puerto Rico GO	5.50%	7/1/2014 (3)	2,500	2,909
Puerto Rico GO	5.50%	7/1/2018 (4)	5,000	5,849
Puerto Rico GO	5.50%	7/1/2020 (3)	6,305	7,366
Puerto Rico GO	5.50%	7/1/2021 (1)	16,505	19,184
Puerto Rico Govt. Dev. Bank VRDO	1.25%	9/8/2004 (1)	1,500	1,500
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.32%	9/8/2004 (2)	1,400	1,400
Puerto Rico Muni. Finance Agency	5.75%	8/1/2011 (4)	8,060	9,191
Puerto Rico Muni. Finance Agency	5.75%	8/1/2011 (4)	7,750	8,838
Puerto Rico Muni. Finance Agency	5.875%	8/1/2014 (4)	6,480	7,414
Puerto Rico Muni. Finance Agency	6.00%	8/1/2016 (4)	2,645	3,033
Puerto Rico Muni. Finance Agency	5.25%	8/1/2017 (4)	7,000	7,801
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.50%	7/1/2016 (2)	10,000	11,680
Puerto Rico Public Finance Corp.	6.00%	8/1/2026 (ETM)	860	1,021
Puerto Rico Public Finance Corp.	6.00%	8/1/2026	9,140	10,576

TOTAL MUNICIPAL BONDS
(Cost $1,967,855)	2,115,131

OTHER ASSETS AND LIABILITIES-NET (0.9%)	19,506

NET ASSETS (100%)	$2,134,637

*Securities with aggregate value of $6,862,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty) The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2004, the cost of investment securities for tax purposes was $1,968,588,000. Net unrealized appreciation of investment securities was $146,543,000, consisting of unrealized gains of $147,462,000 on securities that had risen in value since their purchase and $919,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	565	$62,892	$1,185

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard New York Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard New York Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Vanguard New York Tax-Free Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.